Subsidiaries - Cash flows derived (Details) - USD ($) $ in Thousands	Jul. 07, 2022	Jan. 04, 2022
Acquisition of GIS
Subsidiaries
Cash and cash equivalents paid		$ (23,568)
Cash and cash equivalents		5,409
Total cash and cash equivalents		$ (18,159)
Acquisition of Formatec Holdings
Subsidiaries
Cash and cash equivalents paid	$ (13,611)
Cash and cash equivalents	712
Total cash and cash equivalents	$ (12,899)